Balance Sheet Components - Schedule of Accrued Compensation and Benefits (Details) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued bonus, commissions, and cash awards	$ 26	$ 24
Accrued vacation and sabbatical	114	99
Accrued salaries and fringe benefits	7	12
Employee Stock Purchase Plan liability	7	5
Total accrued compensation and benefits	$ 154	$ 140